Other Income, Net - Schedule of Other Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Other Income [Abstract]
Waste sales	$ 8,786	$ 6,897	$ 50,478
Donation	(1,123)	(426)	(446)
Loss on disposal of assets	(24,905)	(648)
Other, net	36,425	28,617	8,279
Total other income	$ 19,183	$ 34,440	$ 58,311